UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

901 Marquette Avenue, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Dividend Value Fund
Portfolio of Investments	July 31, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.4%
	COMMON STOCKS – 99.4%
	Aerospace & Defense – 2.0%
107,805	General Dynamics Corporation	$ 21,165,356
	Banks – 13.9%
1,810,799	Bank of America Corporation	43,676,472
344,085	BankUnited Inc.	11,843,406
213,823	CIT Group Inc.	10,188,666
1,177,193	Huntington BancShares Inc.	15,597,807
532,497	JPMorgan Chase & Co.	48,883,224
994,397	KeyCorp	17,938,922
	Total Banks	148,128,497
	Biotechnology – 2.4%
368,563	AbbVie Inc.	25,766,239
	Capital Markets – 3.0%
152,649	NASDAQ Stock Market, Inc.	11,352,506
246,376	Raymond James Financial Inc.	20,496,020
	Total Capital Markets	31,848,526
	Chemicals – 4.0%
129,884	Celanese Corporation, Series A	12,490,944
137,098	Eastman Chemical Company	11,401,070
100,163	PPG Industries, Inc.	10,542,156
63,440	Praxair, Inc.	8,257,350
	Total Chemicals	42,691,520
	Commercial Services & Supplies – 1.0%
264,010	KAR Auction Services Inc.	11,098,980
	Communications Equipment – 2.3%
781,404	Cisco Systems, Inc.	24,575,156
	Consumer Finance – 1.8%
309,360	Discover Financial Services	18,852,398
	Containers & Packaging – 1.5%
271,143	WestRock Company	15,569,031
	Diversified Telecommunication Services – 3.2%
867,146	AT&T Inc.	33,818,694
NUVEEN      1

Nuveen Dividend Value Fund (continued)
Portfolio of Investments	July 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Electric Utilities – 2.1%
150,963	NextEra Energy Inc.	$ 22,054,185
	Electrical Equipment – 2.3%
314,566	Eaton PLC	24,614,790
	Energy Equipment & Services – 1.2%
311,042	Halliburton Company	13,200,622
	Equity Real Estate Investment Trust – 4.7%
212,180	Crown Castle International Corporation	21,341,064
205,995	Lamar Advertising Company	14,537,067
504,230	Park Hotels & Resorts, Inc.	13,578,914
	Total Equity Real Estate Investment Trust	49,457,045
	Food & Staples Retailing – 2.3%
310,577	Wal-Mart Stores, Inc.	24,843,054
	Food Products – 1.3%
157,131	Kraft Heinz Company	13,742,677
	Health Care Providers & Services – 2.7%
88,395	CIGNA Corporation	15,341,836
68,573	UnitedHealth Group Incorporated	13,152,987
	Total Health Care Providers & Services	28,494,823
	Hotels, Restaurants & Leisure – 2.0%
184,602	Hilton Worldwide Holdings Inc.	11,543,173
171,834	Six Flags Entertainment Corporation	9,772,200
	Total Hotels, Restaurants & Leisure	21,315,373
	Household Durables – 4.1%
452,319	D.R. Horton, Inc.	16,143,265
252,170	Newell Brands Inc.	13,294,403
79,016	Whirlpool Corporation	14,055,366
	Total Household Durables	43,493,034
	Insurance – 2.3%
517,349	Old Republic International Corporation	10,150,387
94,095	Willis Towers Watson PLC	14,008,864
	Total Insurance	24,159,251
	IT Services – 2.3%
138,438	DXC Technology Company	10,850,770
146,075	Fidelity National Information Services	13,324,962
	Total IT Services	24,175,732
	Media – 1.7%
443,117	Comcast Corporation, Class A	17,924,083
2      NUVEEN

Shares	Description (1)	Value
	Mortgage Real Estate Investment Trust – 1.5%
736,749	Starwood Property Trust Inc.	$ 16,237,948
	Multi-Utilities – 4.0%
280,933	CenterPoint Energy, Inc.	7,919,501
269,938	CMS Energy Corporation	12,481,933
92,867	DTE Energy Company	9,942,341
459,962	NiSource Inc.	11,986,610
	Total Multi-Utilities	42,330,385
	Oil, Gas & Consumable Fuels – 12.1%
394,333	Anadarko Petroleum Corporation	18,009,188
394,735	Chevron Corporation	43,101,115
311,235	HollyFrontier Company	8,976,017
220,663	Occidental Petroleum Corporation	13,665,660
82,828	Pioneer Natural Resources Company	13,509,247
337,269	Plains GP Holdings LP, Class A Shares	9,220,934
690,730	Williams Companies Inc.	21,951,399
	Total Oil, Gas & Consumable Fuels	128,433,560
	Personal Products – 2.0%
360,619	Unilever NV	20,977,207
	Pharmaceuticals – 5.3%
402,466	Merck & Company Inc.	25,709,528
917,294	Pfizer Inc.	30,417,469
	Total Pharmaceuticals	56,126,997
	Road & Rail – 1.6%
348,131	CSX Corporation	17,176,784
	Semiconductors & Semiconductor Equipment – 1.1%
180,780	Xilinx, Inc.	11,436,143
	Software – 2.6%
353,392	CA Technologies	10,969,288
229,489	Microsoft Corporation	16,683,850
	Total Software	27,653,138
	Technology Hardware, Storage & Peripherals – 2.9%
76,451	Apple, Inc.	11,370,557
1,040,864	HP Inc.	19,880,503
	Total Technology Hardware, Storage & Peripherals	31,251,060
	Tobacco – 2.2%
364,423	Altria Group, Inc.	23,676,562
	Total Long-Term Investments (cost $767,756,061)	1,056,288,850

NUVEEN      3

Nuveen Dividend Value Fund (continued)
Portfolio of Investments	July 31, 2017 (Unaudited)
Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 0.2%
	MONEY MARKET FUNDS – 0.2%
2,099,661	First American Treasury Obligations Fund, Class Z, 0.887%, (2)	$ 2,099,661
	Total Short-Term Investments (cost $2,099,661)	2,099,661
	Total Investments (cost $769,855,722) – 99.6%	1,058,388,511
	Other Assets Less Liabilities – 0.4%	4,111,255
	Net Assets – 100%	$ 1,062,499,766
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –  Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,056,288,850	$ —	$ —	$1,056,288,850
Short-Term Investments:
Money Market Funds	2,099,661	—	—	2,099,661
Total	$1,058,388,511	$ —	$ —	$1,058,388,511
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of July 31, 2017, the cost of investments was $772,271,683.
Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2017, were as follows:
Gross unrealized:
Appreciation	$291,300,808
Depreciation	(5,183,980)
Net unrealized appreciation (depreciation) of investments	$286,116,828
4      NUVEEN

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
NUVEEN      5

Nuveen Mid Cap Value Fund
Portfolio of Investments	July 31, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.5%
	COMMON STOCKS – 99.5%
	Aerospace & Defense – 3.2%
13,921	L-3 Communications Holdings, Inc.	$2,435,758
10,059	Rockwell Collins, Inc.	1,071,585
	Total Aerospace & Defense	3,507,343
	Airlines – 1.1%
13,781	Alaska Air Group, Inc.	1,174,555
	Banks – 7.1%
33,596	East West Bancorp Inc.	1,914,300
137,524	Huntington BancShares Inc.	1,822,193
112,189	KeyCorp	2,023,890
38,076	Western Alliance Bancorporation, (2)	1,918,269
	Total Banks	7,678,652
	Building Products – 1.1%
17,519	Owens Corning	1,174,649
	Capital Markets – 7.2%
59,119	E*Trade Group Inc.	2,423,879
16,860	Evercore Partners Inc.	1,326,039
27,587	NASDAQ Stock Market, Inc.	2,051,645
24,120	Raymond James Financial Inc.	2,006,543
	Total Capital Markets	7,808,106
	Chemicals – 3.2%
17,915	Celanese Corporation, Series A	1,722,886
20,601	Eastman Chemical Company	1,713,179
	Total Chemicals	3,436,065
	Consumer Finance – 3.1%
26,486	Discover Financial Services	1,614,057
57,240	Synchrony Financial	1,735,517
	Total Consumer Finance	3,349,574
	Containers & Packaging – 2.4%
17,772	International Paper Company	977,105
28,256	WestRock Company	1,622,459
	Total Containers & Packaging	2,599,564
	Electric Utilities – 3.3%
29,805	Alliant Energy Corporation	1,207,997
6      NUVEEN

Shares	Description (1)	Value
	Electric Utilities (continued)
29,773	Edison International	$ 2,342,539
	Total Electric Utilities	3,550,536
	Electrical Equipment – 1.2%
10,789	Hubbell Inc.	1,281,625
	Electronic Equipment, Instruments & Components – 1.4%
18,600	Arrow Electronics, Inc., (2)	1,511,994
	Energy Equipment & Services – 0.8%
81,040	Superior Energy Services, Inc.	871,990
	Equity Real Estate Investment Trust – 10.1%
19,540	Digital Realty Trust Inc., (3)	2,253,743
21,597	Entertainment Properties Trust	1,563,191
56,250	First Industrial Realty Trust, Inc.	1,716,750
15,378	Mid-America Apartment Communities	1,592,084
49,534	Park Hotels & Resorts, Inc.	1,333,951
13,869	SL Green Realty Corporation	1,432,252
33,663	Washington Real Estate Investment Trust	1,125,354
	Total Equity Real Estate Investment Trust	11,017,325
	Food Products – 2.8%
36,254	Lamb Weston Holding, Inc.	1,594,451
24,950	Pinnacle Foods Inc.	1,481,531
	Total Food Products	3,075,982
	Gas Utilities – 1.1%
21,112	National Fuel Gas Company	1,250,042
	Health Care Equipment & Supplies – 0.9%
8,181	Zimmer Biomet Holdings, Inc.	992,519
	Health Care Providers & Services – 2.5%
12,986	Centene Corporation	1,031,348
9,451	CIGNA Corporation	1,640,316
	Total Health Care Providers & Services	2,671,664
	Hotels, Restaurants & Leisure – 3.4%
59,222	MGM Resorts International Inc.	1,950,181
15,120	Royal Caribbean Cruises Limited	1,709,618
	Total Hotels, Restaurants & Leisure	3,659,799
	Household Durables – 4.7%
42,514	D.R. Horton, Inc.	1,517,324
8,993	Mohawk Industries Inc.	2,239,167
7,719	Whirlpool Corporation	1,373,056
	Total Household Durables	5,129,547
NUVEEN      7

Nuveen Mid Cap Value Fund (continued)
Portfolio of Investments	July 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Insurance – 4.4%
93,473	Old Republic International Corporation	$1,833,940
30,510	Unum Group	1,529,466
9,318	Willis Towers Watson PLC	1,387,264
	Total Insurance	4,750,670
	IT Services – 2.7%
17,208	Fidelity National Information Services	1,569,714
70,588	First Data Corporation, Class A Shares	1,317,172
	Total IT Services	2,886,886
	Leisure Products – 1.5%
15,474	Hasbro, Inc.	1,638,387
	Life Sciences Tools & Services – 0.9%
16,671	Agilent Technologies, Inc.	996,759
	Machinery – 6.4%
7,436	Cummins Inc.	1,248,504
20,833	Dover Corporation	1,749,972
26,090	Ingersoll Rand Company Limited, Class A	2,292,789
10,315	Parker Hannifin Corporation	1,712,084
	Total Machinery	7,003,349
	Metals & Mining – 1.2%
36,882	Steel Dynamics Inc.	1,305,992
	Mortgage Real Estate Investment Trust – 1.7%
84,800	Starwood Property Trust Inc.	1,868,992
	Multi-Utilities – 3.7%
15,380	DTE Energy Company	1,646,583
39,850	MDU Resources Group Inc.	1,050,047
50,161	NiSource Inc.	1,307,196
	Total Multi-Utilities	4,003,826
	Oil, Gas & Consumable Fuels – 6.3%
14,168	Cimarex Energy Company	1,403,057
47,033	HollyFrontier Company	1,356,432
99,027	Marathon Oil Corporation	1,211,100
31,029	Newfield Exploration Company, (2)	891,463
12,189	Pioneer Natural Resources Company	1,988,026
	Total Oil, Gas & Consumable Fuels	6,850,078
	Real Estate Management & Development – 1.5%
13,275	Jones Lang LaSalle Inc.	1,688,845
	Road & Rail – 1.0%
16,712	Genesee & Wyoming Inc., (2)	1,088,954
8      NUVEEN

Shares	Description (1)	Value
	Semiconductors & Semiconductor Equipment – 0.9%
33,398	Micron Technology, Inc., (2)	$ 939,152
	Software – 5.6%
16,348	Activision Blizzard Inc.	1,009,979
39,536	CA Technologies	1,227,197
8,270	Electronic Arts Inc.	965,440
19,700	Nice Systems Limited	1,470,802
25,257	Parametric Technology Corporation	1,393,934
	Total Software	6,067,352
	Thrifts & Mortgage Finance – 1.1%
42,928	BofI Holdings, Inc.	1,196,403
	Total Long-Term Investments (cost $89,341,947)	108,027,176

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.5%
	MONEY MARKET FUNDS – 0.5%
509,472	First American Government Obligations Fund, Class X, 0.910%, (4), (5)	$ 509,472
	Total Investments Purchased with Collateral from Securities Lending (cost $509,472)	509,472

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 0.6%
	MONEY MARKET FUNDS – 0.6%
611,627	First American Treasury Obligations Fund, Class Z, 0.887%, (4)	$ 611,627
	Total Short-Term Investments (cost $611,627)	611,627
	Total Investments (cost $90,463,046) – 100.6%	109,148,275
	Other Assets Less Liabilities – (0.6)%	(615,948)
	Net Assets – 100%	$ 108,532,327
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –  Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
NUVEEN      9

Nuveen Mid Cap Value Fund (continued)
Portfolio of Investments	July 31, 2017 (Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$108,027,176	$ —	$ —	$108,027,176
Investments Purchased with Collateral from Securities Lending	509,472	—	—	509,472
Short-Term Investments:
Money Market Funds	611,627	—	—	611,627
Total	$109,148,275	$ —	$ —	$109,148,275
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of July 31, 2017, the cost of investments was $90,513,066.
Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2017, were as follows:
Gross unrealized:
Appreciation	$20,749,299
Depreciation	(2,114,090)
Net unrealized appreciation (depreciation) of investments	$18,635,209
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $506,573.
(4)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
10      NUVEEN

Nuveen Small Cap Value Fund
Portfolio of Investments	July 31, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.0%
	COMMON STOCKS – 98.0%
	Air Freight & Logistics – 1.1%
752,568	Air Transport Servcies Group Inc., (2)	$ 18,332,557
	Auto Components – 2.7%
570,940	Cooper Tire & Rubber	20,867,857
1,069,279	Dana Holding Corporation	25,363,298
	Total Auto Components	46,231,155
	Banks – 19.2%
326,618	Bank of the Ozarks, Inc.	14,093,567
602,949	Banner Corporation	34,832,364
591,343	Berkshire Hills Bancorp, Inc.	21,968,393
739,106	Customers Bancorp Inc.	22,062,314
676,651	First Busey Corporation	19,785,275
548,612	Heartland Financial USA, Inc.	25,839,625
281,543	IberiaBank Corporation	22,762,752
511,872	Preferred Bank Los Angeles	28,741,613
781,001	Renasant Corporation	33,106,632
1,447,972	Sterling Bancorp	33,448,153
644,633	Webster Financial Corporation	33,475,792
407,637	Western Alliance Bancorporation	20,536,752
289,324	Wintrust Financial Corporation	21,788,990
	Total Banks	332,442,222
	Capital Markets – 1.7%
369,666	Evercore Partners Inc.	29,074,231
	Chemicals – 2.5%
720,647	Kraton Performance Polymers Inc.	26,808,068
241,441	Minerals Technologies Inc.	17,094,023
	Total Chemicals	43,902,091
	Commercial Services & Supplies – 4.8%
314,000	Brinks Company	24,539,100
1,103,397	LSC Communications, Inc.	23,590,628
758,333	Quad Graphics Inc.	17,032,159
540,463	SP Plus Corporation, (2)	17,673,140
	Total Commercial Services & Supplies	82,835,027
	Communications Equipment – 4.8%
639,093	Finisar Corporation	17,396,111
NUVEEN      11

Nuveen Small Cap Value Fund (continued)
Portfolio of Investments	July 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Communications Equipment (continued)
475,714	Netgear, Inc.	$22,786,701
682,252	Plantronics Inc.	30,824,145
666,996	Radware, Limited, (2)	11,552,371
	Total Communications Equipment	82,559,328
	Construction & Engineering – 2.5%
467,538	Aegion Corporation, (2)	11,192,860
270,512	Emcor Group Inc.	18,259,560
499,694	Tutor Perini Corporation, (2)	13,291,860
	Total Construction & Engineering	42,744,280
	Diversified Telecommunication Services – 1.0%
2,740,016	Vonage Holdings Corporation, (2)	18,111,506
	Electric Utilities – 1.7%
348,167	El Paso Electric Company	18,069,867
306,635	PNM Resources Inc.	12,219,405
	Total Electric Utilities	30,289,272
	Electrical Equipment – 2.6%
2,277,555	Babcock & Wilcox Enterprises, Inc., (2)	23,914,327
254,956	Regal-Beloit Corporation	21,250,583
	Total Electrical Equipment	45,164,910
	Electronic Equipment, Instruments & Components – 2.4%
567,478	Sanmina-SCI Corporation, (2)	20,344,086
1,199,239	Vishay Intertechnology Inc., (3)	21,406,416
	Total Electronic Equipment, Instruments & Components	41,750,502
	Energy Equipment & Services – 1.2%
1,951,384	Superior Energy Services, Inc.	20,996,892
	Equity Real Estate Investment Trust – 8.1%
1,302,435	Brandywine Realty Trust	21,893,932
207,095	Entertainment Properties Trust	14,989,536
1,089,001	FelCor Lodging Trust Inc.	8,036,827
724,899	Kite Realty Group Trust	14,882,177
425,890	Monogram Residential Trust, Inc.	5,093,645
1,054,492	STAG Industrial Inc.	28,777,087
1,605,300	Summit Hotel Properties Inc.	28,783,029
535,984	Washington Real Estate Investment Trust	17,917,945
	Total Equity Real Estate Investment Trust	140,374,178
	Food & Staples Retailing – 0.7%
459,801	SpartanNash Co	12,754,880
	Gas Utilities – 1.2%
275,407	Spire, Inc.	19,994,548
12      NUVEEN

Shares	Description (1)	Value
	Health Care Equipment & Supplies – 1.0%
563,738	Globus Medical Inc., Class A, (2)	$ 17,334,944
	Health Care Providers & Services – 3.8%
380,628	AMN Healthcare Services Inc.	14,045,173
742,462	Civitas Solutions Inc., (2)	13,252,947
904,206	Pharmerica Corporation	22,740,781
415,054	Tivity Health Inc., (2)	16,456,891
	Total Health Care Providers & Services	66,495,792
	Hotels, Restaurants & Leisure – 0.7%
76,595	CBRL Group Inc., (3)	11,906,693
	Household Durables – 2.7%
559,454	CalAtlantic Group Inc.	19,636,835
785,345	La Z Boy Inc.	26,544,661
	Total Household Durables	46,181,496
	Insurance – 5.5%
423,778	American Equity Investment Life Holding Company, (3)	11,348,775
386,586	Amerisafe, Inc., (3)	22,325,341
350,534	Argo Group International Holdings Inc.	21,014,513
1,186,964	CNO Financial Group Inc.	27,157,736
363,015	Horace Mann Educators Corporation	13,395,254
	Total Insurance	95,241,619
	Leisure Products – 1.3%
404,674	Brunswick Corporation	22,908,595
	Machinery – 2.2%
355,734	Altra Industrial Motion, Inc.	15,847,950
782,419	NN, Inc.	21,673,006
	Total Machinery	37,520,956
	Media – 1.3%
375,866	Meredith Corporation	22,345,234
	Metals & Mining – 2.4%
1,457,813	Commercial Metals Company	27,115,322
1,612,970	SunCoke Energy Inc.	14,436,081
	Total Metals & Mining	41,551,403
	Mortgage Real Estate Investment Trust – 2.1%
2,200,040	Invesco Mortgage Capital Inc.	36,586,665
	Oil, Gas & Consumable Fuels – 4.4%
1,658,492	Callon Petroleum Company Del	18,774,129
778,979	Delek US Holdings Inc.	20,339,142
4,412,511	Scorpio Tankers Inc.	16,370,416
NUVEEN      13

Nuveen Small Cap Value Fund (continued)
Portfolio of Investments	July 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
1,842,946	WPX Energy Inc., (2)	$ 19,866,958
	Total Oil, Gas & Consumable Fuels	75,350,645
	Professional Services – 0.8%
419,927	Korn Ferry International	14,046,558
	Semiconductors & Semiconductor Equipment – 2.1%
1,171,849	Cypress Semiconductor Corporation	16,640,256
239,447	MKS Instruments Inc.	20,029,741
	Total Semiconductors & Semiconductor Equipment	36,669,997
	Software – 1.9%
1,056,930	Synchronoss Technologies, Inc.	17,840,978
751,421	TiVo, Inc.	14,727,852
	Total Software	32,568,830
	Specialty Retail – 0.4%
707,412	Kirkland's, Inc., (2)	6,614,302
	Technology Hardware, Storage & Peripherals – 0.9%
551,507	Super Micro Computer Inc., (2)	14,807,963
	Textiles, Apparel & Luxury Goods – 0.5%
306,982	Culp Inc.	9,209,460
	Thrifts & Mortgage Finance – 4.6%
728,653	Flagstar Bancorp Inc., (2)	23,724,942
1,933,833	Radian Group Inc.	33,687,371
483,543	WSFS Financial Corporation	21,831,966
	Total Thrifts & Mortgage Finance	79,244,279
	Water Utilities – 1.2%
545,650	California Water Service Group	21,225,785
	Total Long-Term Investments (cost $1,588,946,720)	1,695,368,795

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.9%
	MONEY MARKET FUNDS – 0.9%
15,453,714	First American Government Obligations Fund, Class X, 0.910%, (4), (5)	$ 15,453,714
	Total Investments Purchased with Collateral from Securities Lending (cost $15,453,714)	15,453,714

14      NUVEEN

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 1.9%
	MONEY MARKET FUNDS – 1.9%
32,235,636	First American Treasury Obligations Fund, Class Z, 0.887%, (4)	$ 32,235,636
	Total Short-Term Investments (cost $32,235,636)	32,235,636
	Total Investments (cost $1,636,636,070) – 100.8%	1,743,058,145
	Other Assets Less Liabilities – (0.8)%	(13,581,951)
	Net Assets – 100%	$ 1,729,476,194
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –  Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,695,368,795	$ —	$ —	$1,695,368,795
Investments Purchased with Collateral from Securities Lending	15,453,714	—	—	15,453,714
Short-Term Investments:
Money Market Funds	32,235,636	—	—	32,235,636
Total	$1,743,058,145	$ —	$ —	$1,743,058,145
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of July 31, 2017, the cost of investments was $1,636,978,961.
Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2017, were as follows:
Gross unrealized:
Appreciation	$158,222,580
Depreciation	(52,143,396)
Net unrealized appreciation (depreciation) of investments	$106,079,184
NUVEEN      15

Nuveen Small Cap Value Fund (continued)
Portfolio of Investments	July 31, 2017 (Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $15,106,272.
(4)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
16      NUVEEN

Nuveen Large Cap Growth Opportunities Fund
Portfolio of Investments	July 31, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.4%
	COMMON STOCKS – 98.4%
	Aerospace & Defense – 2.6%
26,370	Lockheed Martin Corporation	$ 7,703,468
	Airlines – 1.1%
39,070	Alaska Air Group, Inc.	3,329,936
	Banks – 1.5%
31,499	Signature Bank, (2)	4,365,131
	Biotechnology – 9.1%
86,257	AbbVie Inc.	6,030,227
26,124	Alexion Pharmaceuticals Inc.	3,587,870
13,617	Biogen Inc., (2)	3,943,347
44,558	Celgene Corporation, (2)	6,033,598
23,282	Incyte Pharmaceuticals Inc., (2)	3,103,258
25,629	Vertex Pharmaceuticals Inc., (2)	3,890,995
	Total Biotechnology	26,589,295
	Capital Markets – 2.2%
78,824	Raymond James Financial Inc.	6,557,369
	Chemicals – 1.9%
16,957	Sherwin-Williams Company	5,719,087
	Equity Real Estate Investment Trust – 1.8%
38,432	SBA Communications Corporation, (2)	5,286,322
	Food & Staples Retailing – 1.6%
57,428	Wal-Mart Stores, Inc.	4,593,666
	Food Products – 1.2%
57,253	Pinnacle Foods Inc.	3,399,683
	Health Care Equipment & Supplies – 1.5%
160,590	Boston Scientific Corporation, (2)	4,274,906
	Health Care Providers & Services – 5.0%
33,025	Aetna Inc.	5,096,088
28,828	CIGNA Corporation	5,003,388
19,218	Humana Inc.	4,443,201
	Total Health Care Providers & Services	14,542,677
NUVEEN      17

Nuveen Large Cap Growth Opportunities Fund (continued)
Portfolio of Investments	July 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Hotels, Restaurants & Leisure – 3.0%
161,160	MGM Resorts International Inc.	$5,306,999
26,293	Wynn Resorts Limited	3,400,736
	Total Hotels, Restaurants & Leisure	8,707,735
	Household Durables – 2.9%
16,813	Mohawk Industries Inc., (2)	4,186,269
81,152	Newell Brands Inc.	4,278,333
	Total Household Durables	8,464,602
	Insurance – 1.3%
24,881	Willis Towers Watson PLC	3,704,283
	Internet & Direct Marketing Retail – 6.5%
13,059	Amazon.com, Inc., (2)	12,899,419
3,076	Priceline Group Incorporated, (2), (3)	6,239,666
	Total Internet & Direct Marketing Retail	19,139,085
	Internet Software & Services – 10.8%
16,642	Alphabet Inc., Class A, (2)	15,735,011
76,082	Facebook Inc., Class A Shares, (2)	12,876,879
25,858	LogMeIn Inc.	3,011,164
	Total Internet Software & Services	31,623,054
	IT Services – 8.3%
49,865	Cognizant Technology Solutions Corporation, Class A	3,456,642
166,620	First Data Corporation, Class A Shares, (2)	3,109,129
69,578	PayPal Holdings, Inc., (2)	4,073,792
138,904	Visa Inc.	13,829,282
	Total IT Services	24,468,845
	Machinery – 2.6%
20,062	Cummins Inc.	3,368,410
48,159	Ingersoll Rand Company Limited, Class A	4,232,213
	Total Machinery	7,600,623
	Media – 4.5%
54,204	CBS Corporation, Class B	3,568,250
24,587	Charter Communications, Inc., Class A, (2)	9,635,891
	Total Media	13,204,141
	Oil, Gas & Consumable Fuels – 3.7%
21,578	Concho Resources Inc., (2)	2,810,750
140,390	Parsley Energy Inc. Class A Shares, (2)	4,110,619
23,485	Pioneer Natural Resources Company	3,830,404
	Total Oil, Gas & Consumable Fuels	10,751,773
	Road & Rail – 2.6%
32,048	Norfolk Southern Corporation	3,607,964
18      NUVEEN

Shares	Description (1)	Value
	Road & Rail (continued)
39,960	Union Pacific Corporation	$ 4,114,282
	Total Road & Rail	7,722,246
	Semiconductors & Semiconductor Equipment – 2.8%
21,142	Broadcom Limited	5,214,885
19,219	Lam Research Corporation	3,064,662
	Total Semiconductors & Semiconductor Equipment	8,279,547
	Software – 13.7%
63,373	Activision Blizzard Inc.	3,915,184
37,826	Adobe Systems Incorporated, (2)	5,541,131
36,119	Citrix Systems, (2)	2,852,679
33,039	Electronic Arts Inc., (2)	3,856,973
238,578	Microsoft Corporation	17,344,621
40,648	Salesforce.com, Inc., (2)	3,690,838
26,309	ServiceNow Inc., (2)	2,905,829
	Total Software	40,107,255
	Technology Hardware, Storage & Peripherals – 5.1%
100,158	Apple, Inc.	14,896,499
	Wireless Telecommunication Services – 1.1%
53,465	T-Mobile US Inc., (2)	3,296,651
	Total Long-Term Investments (cost $182,245,329)	288,327,879

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 2.6%
	MONEY MARKET FUNDS – 2.6%
7,476,460	First American Government Obligation, Class X, 0.910%, (4), (5)	$ 7,476,460
	Total Investments Purchased with Collateral from Securities Lending (cost $7,476,460)	7,476,460
	Total Investments (cost $189,721,789) – 101.0%	295,804,339
	Other Assets Less Liabilities – (1.0)%	(2,786,457)
	Net Assets – 100%	$ 293,017,882
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –  Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
NUVEEN      19

Nuveen Large Cap Growth Opportunities Fund (continued)
Portfolio of Investments	July 31, 2017 (Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$288,327,879	$ —	$ —	$288,327,879
Investments Purchased with Collateral from Securities Lending	7,476,460	—	—	7,476,460
Total	$295,804,339	$ —	$ —	$295,804,339
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of July 31, 2017, the cost of investments was $190,352,075.
Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2017, were as follows:
Gross unrealized:
Appreciation	$107,047,499
Depreciation	(1,595,235)
Net unrealized appreciation (depreciation) of investments	$105,452,264
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $7,345,199.
(4)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
20      NUVEEN

Nuveen Mid Cap Growth Opportunities Fund
Portfolio of Investments	July 31, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.3%
	COMMON STOCKS – 98.2%
	Aerospace & Defense – 2.0%
120,746	Rockwell Collins, Inc.	$12,863,071
11,772	TransDigm Group Inc., (2), (3)	3,321,352
	Total Aerospace & Defense	16,184,423
	Airlines – 2.3%
138,195	Alaska Air Group, Inc.	11,778,360
299,810	JetBlue Airways Corporation, (2)	6,574,833
	Total Airlines	18,353,193
	Auto Components – 1.3%
112,984	Delphi Automotive PLC	10,216,013
	Banks – 0.7%
106,684	Webster Financial Corporation	5,540,100
	Biotechnology – 2.1%
99,124	Incyte Pharmaceuticals Inc., (2)	13,212,238
30,823	Tesaro Inc., (2)	3,934,864
	Total Biotechnology	17,147,102
	Building Products – 2.7%
315,294	Masco Corporation	12,022,160
182,011	Smith AO Corporation	9,746,689
	Total Building Products	21,768,849
	Capital Markets – 8.0%
91,542	CBOE Holdings Inc.	8,653,465
330,747	E*Trade Group Inc., (2)	13,560,627
106,745	Moody's Corporation	14,050,845
67,113	MSCI Inc., Class A Shares	7,311,962
68,209	S&P Global, Inc.	10,476,220
215,436	TD Ameritrade Holding Corporation	9,851,888
	Total Capital Markets	63,905,007
	Chemicals – 2.8%
106,942	Celanese Corporation, Series A	10,284,612
35,957	Sherwin-Williams Company, (3)	12,127,218
	Total Chemicals	22,411,830
	Construction Materials – 1.0%
87,078	Eagle Materials Inc.	8,194,040
NUVEEN      21

Nuveen Mid Cap Growth Opportunities Fund (continued)
Portfolio of Investments	July 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Containers & Packaging – 1.2%
179,302	Berry Plastics Corporation, (2)	$ 10,055,256
	Electrical Equipment – 1.4%
184,470	Ametek Inc.	11,359,663
	Electronic Equipment, Instruments & Components – 1.7%
177,464	Amphenol Corporation, Class A	13,597,292
	Food Products – 1.5%
265,276	Lamb Weston Holding, Inc.	11,666,838
	Health Care Equipment & Supplies – 4.4%
39,199	Abiomed, Inc., (2)	5,804,980
130,825	DexCom, Inc., (2)	8,714,253
228,817	Hologic Inc., (2)	10,116,000
67,269	Insulet Corporation, (2), (3)	3,384,303
87,506	Nevro Corporation, (2), (3)	7,530,766
	Total Health Care Equipment & Supplies	35,550,302
	Health Care Providers & Services – 3.6%
157,544	Centene Corporation, (2)	12,512,144
151,219	HealthEquity, Inc., (2)	6,936,416
33,865	Humana Inc.	7,829,588
50,029	Teladoc, Inc., (2)	1,640,951
	Total Health Care Providers & Services	28,919,099
	Hotels, Restaurants & Leisure – 5.9%
177,064	Hilton Worldwide Holdings Inc.	11,071,812
419,075	MGM Resorts International Inc.	13,800,140
60,668	Royal Caribbean Cruises Limited	6,859,731
118,110	Wynn Resorts Limited	15,276,347
	Total Hotels, Restaurants & Leisure	47,008,030
	Household Durables – 2.6%
247,638	D.R. Horton, Inc.	8,838,200
47,541	Mohawk Industries Inc., (2), (3)	11,837,234
	Total Household Durables	20,675,434
	Internet & Direct Marketing Retail – 2.5%
127,262	Expedia, Inc.	19,912,685
	Internet Software & Services – 2.5%
168,601	GoDaddy, Inc., Class A Shares, (2), (3)	7,246,471
57,001	LogMeIn Inc.	6,637,767
94,339	Wix.com Limited, (2)	5,820,716
	Total Internet Software & Services	19,704,954
22      NUVEEN

Shares	Description (1)	Value
	IT Services – 8.6%
38,853	Alliance Data Systems Corporation	$9,380,280
243,117	Booz Allen Hamilton Holding	8,338,913
123,261	Fidelity National Information Services	11,243,868
631,469	First Data Corporation, Class A Shares, (2)	11,783,212
94,022	FleetCor Technologies Inc., (2)	14,296,985
224,838	Total System Services Inc.	14,268,220
	Total IT Services	69,311,478
	Leisure Products – 1.2%
103,910	Polaris Industries Inc., (3)	9,316,571
	Life Sciences Tools & Services – 4.5%
528,567	Accelerate Diagnostics Inc., (2)	13,874,884
127,689	Quintiles Transnational Corporation, (2)	11,562,239
59,232	Waters Corporation, (2)	10,273,198
	Total Life Sciences Tools & Services	35,710,321
	Machinery – 7.0%
63,041	Cummins Inc.	10,584,584
79,122	IDEX Corporation	9,220,878
88,872	Nordson Corporation	11,286,744
27,262	Snap-on Incorporated	4,203,800
70,524	Stanley Black & Decker Inc.	9,922,022
80,294	WABCO Holdings Inc.	11,046,046
	Total Machinery	56,264,074
	Media – 2.5%
327,371	Liberty Sirius Group, Class-A Shares, (2)	15,101,624
297,627	WideOpenWest, Incorporated, (2)	5,089,422
	Total Media	20,191,046
	Multiline Retail – 1.2%
133,579	Dollar Tree Stores Inc., (2)	9,628,374
	Oil, Gas & Consumable Fuels – 2.1%
303,865	Parsley Energy Inc. Class A Shares, (2)	8,897,167
243,936	Williams Companies Inc.	7,752,286
	Total Oil, Gas & Consumable Fuels	16,649,453
	Pharmaceuticals – 0.8%
292,070	Nektar Therapeutics, (2)	6,375,888
	Professional Services – 1.6%
91,109	Equifax Inc.	13,250,893
	Road & Rail – 1.5%
129,438	J.B. Hunt Transports Services Inc.	11,741,321
NUVEEN      23

Nuveen Mid Cap Growth Opportunities Fund (continued)
Portfolio of Investments	July 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Semiconductors & Semiconductor Equipment – 3.8%
45,508	Lam Research Corporation	$7,256,706
128,224	MA-COM Technology Solutions Holdings Incorporated, (2)	7,763,963
176,650	Microsemi Corporation, (2)	9,199,932
157,234	Semtech Corporation, (2)	6,226,466
	Total Semiconductors & Semiconductor Equipment	30,447,067
	Software – 10.5%
119,196	Autodesk, Inc., (2)	13,205,725
151,830	Citrix Systems, (2)	11,991,533
123,053	Electronic Arts Inc., (2)	14,365,207
71,448	HubSpot, Inc., (2)	5,169,263
55,244	Intuit, Inc.	7,580,029
160,293	Parametric Technology Corporation, (2)	8,846,571
45,403	Proofpoint, Incorporated, (2)	3,870,152
99,295	ServiceNow Inc., (2)	10,967,133
107,501	Take-Two Interactive Software, Inc., (2)	8,544,179
	Total Software	84,539,792
	Specialty Retail – 1.5%
176,206	CarMax, Inc., (2), (3)	11,673,648
	Thrifts & Mortgage Finance – 1.2%
346,497	BofI Holdings, Inc., (2)	9,656,870
	Total Common Stocks (cost $631,366,657)	786,926,906

Shares	Description (1)	Value
	EXCHANGE-TRADED FUNDS – 1.1%
111,317	SPDR S&P Biotech Exchange Traded Fund, (3)	$ 8,701,650
	Total Exchange-Traded Funds (cost $7,898,450)	8,701,650
	Total Long-Term Investments (cost $639,265,107)	795,628,556

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 2.6%
	MONEY MARKET FUNDS – 2.6%
20,928,599	First American Government Obligations Fund, Class X, 0.910%, (4), (5)	$ 20,928,599
	Total Investments Purchased with Collateral from Securities Lending (cost $20,928,599)	20,928,599

24      NUVEEN

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 0.2%
	MONEY MARKET FUNDS – 0.2%
1,307,952	First American Treasury Obligations Fund, Class Z, 0.887%, (4)	$ 1,307,952
	Total Short-Term Investments (cost $1,307,952)	1,307,952
	Total Investments (cost $661,501,658) – 102.1%	817,865,107
	Other Assets Less Liabilities – (2.1)%	(16,884,421)
	Net Assets – 100%	$ 800,980,686
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –  Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$786,926,906	$ —	$ —	$786,926,906
Exchange-Traded Funds	8,701,650	—	—	8,701,650
Investments Purchased with Collateral from Securities Lending	20,928,599	—	—	20,928,599
Short-Term Investments:
Money Market Funds	1,307,952	—	—	1,307,952
Total	$817,865,107	$ —	$ —	$817,865,107
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of July 31, 2017, the cost of investments was $666,823,593.
Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2017, were as follows:
Gross unrealized:
Appreciation	$159,016,374
Depreciation	(7,974,860)
Net unrealized appreciation (depreciation) of investments	$151,041,514
NUVEEN      25

Nuveen Mid Cap Growth Opportunities Fund (continued)
Portfolio of Investments	July 31, 2017 (Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $20,382,851.
(4)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
SPDR	Standard & Poor's Depositary Receipt
26      NUVEEN

Nuveen Small Cap Growth Opportunities Fund
Portfolio of Investments	July 31, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.3%
	COMMON STOCKS – 98.3%
	Aerospace & Defense – 1.0%
41,777	Aerojet Rocketdyne Holdings Inc., (2)	$ 979,671
	Banks – 6.1%
41,378	Cathay General Bancorp	1,549,606
44,468	Customers Bancorp Inc., (2)	1,327,370
20,994	Eagle Bancorp, Inc., (2)	1,311,075
23,445	Renasant Corporation	993,833
17,228	Western Alliance Bancorporation, (2)	867,947
	Total Banks	6,049,831
	Biotechnology – 6.4%
11,825	Blueprint Medicines Corporation, (2)	618,802
5,562	Clovis Oncology Inc., (2)	471,713
20,561	Juno Therapeutic Inc., (2), (3)	584,549
5,398	Kite Pharma Inc., (2), (3)	585,197
6,236	Ligand Pharmaceuticals, Inc., (2)	753,995
8,636	Prothena Corporation PLC, (2), (3)	533,360
14,533	Radius Health Inc., (2), (3)	639,888
3,437	Sage Therapeutics, Inc., (2)	274,101
15,686	Sarepta Therapeutics Inc., (2), (3)	605,166
4,108	Tesaro Inc., (2)	524,427
11,216	Ultragenyx Pharmaceutical Inc., (2)	743,845
	Total Biotechnology	6,335,043
	Building Products – 2.7%
53,965	Continental Building Products Inc., (2)	1,187,230
45,813	Jeld-Wen Holding, Inc., (2)	1,495,794
	Total Building Products	2,683,024
	Capital Markets – 2.1%
26,816	Evercore Partners Inc.	2,109,078
	Chemicals – 4.2%
87,843	Ferro Corporation	1,690,099
17,885	Ingevity Corporation, (2)	1,046,273
37,867	PolyOne Corporation	1,385,175
	Total Chemicals	4,121,547
	Commercial Services & Supplies – 2.4%
29,078	HNI Corporation	1,097,694
NUVEEN      27

Nuveen Small Cap Growth Opportunities Fund (continued)
Portfolio of Investments	July 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Commercial Services & Supplies (continued)
67,047	Interface, Inc.	$ 1,270,541
	Total Commercial Services & Supplies	2,368,235
	Communications Equipment – 2.0%
18,796	Lumentum Holdings Inc., (2)	1,176,630
18,450	Plantronics Inc.	833,571
	Total Communications Equipment	2,010,201
	Construction & Engineering – 1.4%
29,003	MasTec Inc., (2)	1,339,939
	Diversified Consumer Services – 1.3%
17,206	Grand Canyon Education Inc., (2)	1,265,845
	Diversified Telecommunication Services – 1.5%
35,532	Cogent Communications Group, Inc.	1,483,461
	Electrical Equipment – 1.6%
45,171	Generac Holdings Inc., (2)	1,624,801
	Electronic Equipment, Instruments & Components – 1.2%
4,330	Coherent Inc., (2), (3)	1,147,450
	Equity Real Estate Investment Trust – 4.1%
23,638	Dupont Fabros Technology Inc.	1,473,356
11,026	PS Business Parks Inc., (3)	1,482,556
61,504	Summit Hotel Properties Inc.	1,102,767
	Total Equity Real Estate Investment Trust	4,058,679
	Food Products – 1.1%
13,249	Treehouse Foods Inc., (2)	1,123,913
	Health Care Equipment & Supplies – 8.1%
46,935	Cardiovascular Systems, Inc., (2)	1,480,799
19,935	Insulet Corporation, (2)	1,002,930
57,129	K2M Group Holdings Inc., (2)	1,389,949
26,485	Merit Medical Systems, Inc., (2)	1,085,885
17,700	Nevro Corporation, (2)	1,523,262
64,697	Nxstage Medical, Inc., (2)	1,523,614
	Total Health Care Equipment & Supplies	8,006,439
	Health Care Providers & Services – 4.1%
12,673	Amedisys, Inc., (2)	600,193
40,378	AMN Healthcare Services Inc., (2)	1,489,948
30,184	HealthEquity, Inc., (2)	1,384,540
10,315	LHC Group, Inc., (2)	597,239
	Total Health Care Providers & Services	4,071,920
28      NUVEEN

Shares	Description (1)	Value
	Health Care Technology – 1.3%
52,914	Evolent Health Inc., (2)	$ 1,306,976
	Hotels, Restaurants & Leisure – 5.3%
14,550	Papa John's International, Inc., (3)	1,037,852
62,767	Planet Fitness Inc., (2), (3)	1,422,300
23,011	Texas Roadhouse, Inc.	1,088,420
55,884	Wingstop Inc., (3)	1,677,079
	Total Hotels, Restaurants & Leisure	5,225,651
	Household Durables – 1.1%
20,719	Installed Building Products Inc., (2)	1,114,682
	Internet Software & Services – 7.0%
28,196	Cornerstone OnDemand Inc., (2)	1,136,581
32,044	Envestnet Inc., (2)	1,251,318
9,066	LogMeIn Inc.	1,055,736
42,672	Mimecast Limited, (2)	1,197,376
41,917	MINDBODY, Inc., Class A Shares, (2)	1,087,746
42,716	Twilio, Inc., (2), (3)	1,246,026
	Total Internet Software & Services	6,974,783
	IT Services – 2.1%
23,971	EPAM Systems Inc., (2)	2,059,828
	Life Sciences Tools & Services – 1.3%
47,483	Accelerate Diagnostics Inc., (2)	1,246,429
	Machinery – 2.4%
38,051	NN, Inc.	1,054,013
69,394	Welbilt Incorporation, (2)	1,352,489
	Total Machinery	2,406,502
	Oil, Gas & Consumable Fuels – 1.7%
82,074	Oasis Petroleum Inc., (2)	638,536
28,978	RSP Permian Inc., (2)	995,684
	Total Oil, Gas & Consumable Fuels	1,634,220
	Personal Products – 1.0%
38,657	e.l.f. Beauty, Inc., (2), (3)	980,728
	Pharmaceuticals – 2.7%
27,383	Pacira Pharmaceuticals, Inc., (2)	1,081,629
29,388	Prestige Brands Holdings Inc., (2)	1,576,078
	Total Pharmaceuticals	2,657,707
	Professional Services – 1.4%
41,587	Korn Ferry International	1,391,085
NUVEEN      29

Nuveen Small Cap Growth Opportunities Fund (continued)
Portfolio of Investments	July 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Road & Rail – 1.6%
43,198	Knight Transportation Inc.	$ 1,540,009
	Semiconductors & Semiconductor Equipment – 5.8%
20,226	MA-COM Technology Solutions Holdings Incorporated, (2)	1,224,684
24,784	Microsemi Corporation, (2)	1,290,751
17,469	MKS Instruments Inc.	1,461,282
44,586	Semtech Corporation, (2)	1,765,605
	Total Semiconductors & Semiconductor Equipment	5,742,322
	Software – 8.7%
30,215	Broadsoft Inc., (2), (3)	1,330,971
27,105	CommVault Systems, Inc., (2), (3)	1,614,103
29,826	Cyberark Software Limited, (2)	1,243,148
10,261	HubSpot, Inc., (2)	742,383
14,789	Proofpoint, Incorporated, (2)	1,260,614
70,453	Synchronoss Technologies, Inc., (2)	1,189,247
32,314	Varonis Systems Inc., (2)	1,203,696
591,081	VideoPropulsion Inc., (2), (4)	1
	Total Software	8,584,163
	Specialty Retail – 1.0%
68,774	Tile Shop Holdings Inc.	1,004,100
	Textiles, Apparel & Luxury Goods – 1.1%
27,055	Steven Madden Limited, (2)	1,109,255
	Trading Companies & Distributors – 1.5%
66,026	BMC Stock Holdings Inc., (2)	1,452,572
	Total Long-Term Investments (cost $82,114,561)	97,210,089

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 10.1%
	MONEY MARKET FUNDS – 10.1%
10,047,535	First American Government Obligations Fund, Class X, 0.910%, (5), (6)	$ 10,047,535
	Total Investments Purchased with Collateral from Securities Lending (cost $10,047,535)	10,047,535

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 3.2%
	MONEY MARKET FUNDS – 3.2%
3,139,563	First American Treasury Obligations Fund, Class Z, 0.887%, (5)	$ 3,139,563
	Total Short-Term Investments (cost $3,139,563)	3,139,563
	Total Investments (cost $95,301,659) – 111.6%	110,397,187
	Other Assets Less Liabilities – (11.6)%	(11,489,208)
	Net Assets – 100%	$ 98,907,979
30      NUVEEN

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –  Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$ 97,210,088	$ —	$ 1	$ 97,210,089
Investments Purchased with Collateral from Securities Lending	10,047,535	—	—	10,047,535
Short-Term Investments:
Money Market Funds	3,139,563	—	—	3,139,563
Total	$110,397,186	$ —	$ 1	$110,397,187
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of July 31, 2017, the cost of investments was $95,782,952.
Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2017, were as follows:
Gross unrealized:
Appreciation	$18,236,919
Depreciation	(3,622,684)
Net unrealized appreciation (depreciation) of investments	$14,614,235
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $9,728,950.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(5)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
NUVEEN      31

Nuveen Large Cap Select Fund
Portfolio of Investments	July 31, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.9%
	COMMON STOCKS – 99.9%
	Aerospace & Defense – 1.9%
3,949	Lockheed Martin Corporation	$ 1,153,621
	Airlines – 1.2%
15,318	Delta Air Lines, Inc.	756,096
	Banks – 8.7%
81,458	Bank of America Corporation	1,964,767
26,534	JPMorgan Chase & Co.	2,435,821
50,546	KeyCorp	911,850
	Total Banks	5,312,438
	Biotechnology – 7.7%
20,563	AbbVie Inc.	1,437,559
7,483	Alexion Pharmaceuticals Inc.	1,027,715
3,016	Biogen Inc.	873,404
5,392	Celgene Corporation	730,131
4,306	Vertex Pharmaceuticals Inc.	653,737
	Total Biotechnology	4,722,546
	Capital Markets – 2.0%
30,416	E*Trade Group Inc., (2)	1,247,056
	Chemicals – 2.4%
9,565	Eastman Chemical Company	795,425
1,981	Sherwin-Williams Company	668,132
	Total Chemicals	1,463,557
	Consumer Finance – 1.8%
36,071	Synchrony Financial	1,093,673
	Containers & Packaging – 1.3%
13,517	WestRock Company	776,146
	Electric Utilities – 3.3%
20,184	Exelon Corporation	773,855
8,594	NextEra Energy Inc.	1,255,497
	Total Electric Utilities	2,029,352
	Electrical Equipment – 1.1%
8,517	Eaton PLC	666,455
32      NUVEEN

Shares	Description (1)	Value
	Equity Real Estate Investment Trust – 1.3%
6,021	American Tower Corporation, REIT	$ 820,843
	Food & Staples Retailing – 3.0%
23,195	Wal-Mart Stores, Inc.	1,855,368
	Food Products – 2.3%
15,810	Lamb Weston Holding, Inc.	695,324
12,122	Pinnacle Foods Inc.	719,804
	Total Food Products	1,415,128
	Health Care Providers & Services – 7.2%
6,500	Aetna Inc.	1,003,015
7,794	CIGNA Corporation	1,352,727
15,734	Express Scripts, Holding Company, (2)	985,578
4,688	Humana Inc.	1,083,865
	Total Health Care Providers & Services	4,425,185
	Hotels, Restaurants & Leisure – 2.4%
9,917	Hilton Worldwide Holdings Inc.	620,110
25,862	MGM Resorts International Inc.	851,636
	Total Hotels, Restaurants & Leisure	1,471,746
	Household Durables – 2.3%
16,403	D.R. Horton, Inc.	585,423
15,231	Newell Brands Inc.	802,978
	Total Household Durables	1,388,401
	Insurance – 1.1%
4,504	Willis Towers Watson PLC	670,556
	Internet & Direct Marketing Retail – 1.5%
439	Priceline Group Incorporated, (3)	890,512
	Internet Software & Services – 5.3%
1,719	Alphabet Inc., Class A	1,625,314
9,428	Facebook Inc., Class A Shares	1,595,689
	Total Internet Software & Services	3,221,003
	IT Services – 5.9%
10,663	DXC Technology Company	835,766
31,757	First Data Corporation, Class A Shares	592,586
5,268	FleetCor Technologies Inc., (2)	801,052
10,648	MasterCard, Inc.	1,360,814
	Total IT Services	3,590,218
	Machinery – 3.8%
8,370	Caterpillar Inc.	953,762
3,947	Cummins Inc.	662,701
NUVEEN      33

Nuveen Large Cap Select Fund (continued)
Portfolio of Investments	July 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Machinery (continued)
7,969	Ingersoll Rand Company Limited, Class A	$ 700,316
	Total Machinery	2,316,779
	Media – 2.5%
37,161	Comcast Corporation, Class A	1,503,162
	Mortgage Real Estate Investment Trust – 1.2%
33,796	Starwood Property Trust Inc.	744,864
	Oil, Gas & Consumable Fuels – 8.1%
34,073	Anadarko Petroleum Corporation	1,556,114
25,929	Parsley Energy Inc. Class A Shares	759,201
5,605	Pioneer Natural Resources Company	914,175
28,194	Plains GP Holdings LP, Class A Shares	770,824
29,261	Williams Companies Inc.	929,915
	Total Oil, Gas & Consumable Fuels	4,930,229
	Pharmaceuticals – 2.3%
43,225	Pfizer Inc.	1,433,341
	Road & Rail – 0.8%
4,584	Norfolk Southern Corporation	516,067
	Semiconductors & Semiconductor Equipment – 0.9%
2,117	Broadcom Limited	522,179
	Software – 7.9%
10,813	Activision Blizzard Inc.	668,027
4,947	Adobe Systems Incorporated	724,686
5,730	Electronic Arts Inc.	668,920
38,216	Microsoft Corporation	2,778,304
	Total Software	4,839,937
	Specialty Retail – 1.1%
8,891	Lowe's Companies, Inc.	688,163
	Technology Hardware, Storage & Peripherals – 6.7%
21,609	Apple, Inc.	3,213,907
47,873	HP Inc.	914,374
	Total Technology Hardware, Storage & Peripherals	4,128,281
	Wireless Telecommunication Services – 0.9%
9,380	T-Mobile US Inc.	578,371
	Total Long-Term Investments (cost $59,612,097)	61,171,273

34      NUVEEN

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.1%
	MONEY MARKET FUNDS – 0.1%
47,489	First American Government Obligations Fund, Class X, 0.910%, (4), (5)	$ 47,489
	Total Investments Purchased with Collateral from Securities Lending (cost $47,489)	47,489

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 0.3%
	MONEY MARKET FUNDS – 0.3%
207,416	First American Treasury Obligations Fund, Class Z , 0.887%, (4)	$ 207,416
	Total Short-Term Investments (cost $207,416)	207,416
	Total Investments (cost $59,867,002) – 100.3%	61,426,178
	Other Assets Less Liabilities – (0.3)%	(168,155)
	Net Assets – 100%	$ 61,258,023
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –  Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$61,171,273	$ —	$ —	$61,171,273
Investments Purchased with Collateral from Securities Lending	47,489	—	—	47,489
Short-Term Investments:
Money Market Funds	207,416	—	—	207,416
Total	$61,426,178	$ —	$ —	$61,426,178
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of July 31, 2017, the cost of investments was $59,883,007.
NUVEEN      35

Nuveen Large Cap Select Fund (continued)
Portfolio of Investments	July 31, 2017 (Unaudited)
Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2017, were as follows:
Gross unrealized:
Appreciation	$2,436,247
Depreciation	(893,076)
Net unrealized appreciation (depreciation) of investments	$1,543,171
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $46,656.
(4)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
REIT	Real Estate Investment Trust
36      NUVEEN

Nuveen Small Cap Select Fund
Portfolio of Investments	July 31, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.7%
	COMMON STOCKS – 98.7%
	Aerospace & Defense – 0.8%
46,580	Aerojet Rocketdyne Holdings Inc.	$ 1,092,301
	Auto Components – 1.4%
50,760	Cooper Tire & Rubber	1,855,278
	Banks – 12.7%
28,921	Banner Corporation	1,670,766
57,243	Customers Bancorp Inc.	1,708,704
42,057	Glacier Bancorp, Inc.	1,468,630
15,484	IberiaBank Corporation	1,251,881
30,953	Preferred Bank Los Angeles	1,738,011
51,009	Renasant Corporation	2,162,272
87,112	Sterling Bancorp	2,012,287
31,568	Webster Financial Corporation	1,639,326
26,197	Western Alliance Bancorporation	1,319,805
19,047	Wintrust Financial Corporation	1,434,430
	Total Banks	16,406,112
	Biotechnology – 3.7%
3,104	Bluebird Bio Inc., (2)	292,552
9,585	Blueprint Medicines Corporation	501,583
2,801	Clovis Oncology Inc.	237,553
50,870	Emergent BioSolutions, Inc., (2)	1,850,142
3,677	Kite Pharma Inc., (3)	398,624
9,133	Prothena Corporation PLC, (3)	564,054
11,454	Sarepta Therapeutics Inc., (3)	441,895
7,919	Ultragenyx Pharmaceutical Inc.	525,188
	Total Biotechnology	4,811,591
	Building Products – 1.4%
56,558	Jeld-Wen Holding, Inc.	1,846,619
	Capital Markets – 1.9%
32,033	Evercore Partners Inc.	2,519,395
	Chemicals – 2.8%
108,874	Ferro Corporation	2,094,736
41,221	Kraton Performance Polymers Inc., (2)	1,533,421
	Total Chemicals	3,628,157
NUVEEN      37

Nuveen Small Cap Select Fund (continued)
Portfolio of Investments	July 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Commercial Services & Supplies – 2.2%
39,431	HNI Corporation	$1,488,520
73,555	Interface, Inc.	1,393,867
	Total Commercial Services & Supplies	2,882,387
	Communications Equipment – 3.4%
62,100	Finisar Corporation, (2)	1,690,362
33,603	Netgear, Inc., (2)	1,609,584
24,117	Plantronics Inc.	1,089,606
	Total Communications Equipment	4,389,552
	Construction & Engineering – 1.5%
40,746	MasTec Inc.	1,882,465
	Diversified Consumer Services – 1.1%
19,860	Grand Canyon Education Inc.	1,461,100
	Electric Utilities – 2.0%
24,807	ALLETE Inc.	1,817,609
20,190	PNM Resources Inc.	804,571
	Total Electric Utilities	2,622,180
	Electrical Equipment – 2.7%
53,671	Generac Holdings Inc.	1,930,546
18,572	Regal-Beloit Corporation	1,547,976
	Total Electrical Equipment	3,478,522
	Electronic Equipment, Instruments & Components – 1.2%
85,530	Vishay Intertechnology Inc., (3)	1,526,711
	Energy Equipment & Services – 1.3%
156,530	Superior Energy Services, Inc.	1,684,263
	Equity Real Estate Investment Trust – 6.2%
81,719	Brandywine Realty Trust	1,373,696
52,249	Kite Realty Group Trust	1,072,672
127,253	Monogram Residential Trust, Inc.	1,521,946
69,000	STAG Industrial Inc.	1,883,010
124,074	Summit Hotel Properties Inc.	2,224,647
	Total Equity Real Estate Investment Trust	8,075,971
	Gas Utilities – 1.5%
24,930	Southwest Gas Holdings, Inc.	1,996,893
	Health Care Equipment & Supplies – 2.1%
49,125	K2M Group Holdings Inc.	1,195,211
64,739	Nxstage Medical, Inc.	1,524,604
	Total Health Care Equipment & Supplies	2,719,815
38      NUVEEN

Shares	Description (1)	Value
	Health Care Providers & Services – 5.3%
22,434	Almost Family, Inc., (2)	$1,109,361
54,187	AMN Healthcare Services Inc.	1,999,500
26,001	HealthSouth Corporation	1,106,603
40,883	Pharmerica Corporation, (2)	1,028,207
83,996	Surgery Partners Inc., (2)	1,667,321
	Total Health Care Providers & Services	6,910,992
	Hotels, Restaurants & Leisure – 4.4%
46,850	Marcus Corporation	1,274,320
18,600	Papa John's International, Inc.	1,326,738
70,400	Planet Fitness Inc.	1,595,264
31,600	Texas Roadhouse, Inc.	1,494,680
	Total Hotels, Restaurants & Leisure	5,691,002
	Household Durables – 1.1%
26,504	Installed Building Products Inc.	1,425,915
	Insurance – 2.9%
30,805	American Equity Investment Life Holding Company	824,958
20,465	Amerisafe, Inc.	1,181,854
74,591	CNO Financial Group Inc.	1,706,642
	Total Insurance	3,713,454
	Internet Software & Services – 3.8%
24,994	Cornerstone OnDemand Inc.	1,007,508
45,738	Mimecast Limited	1,283,408
45,300	MINDBODY, Inc., Class A Shares	1,175,535
49,526	Twilio, Inc., (3)	1,444,674
	Total Internet Software & Services	4,911,125
	IT Services – 1.7%
25,500	EPAM Systems Inc.	2,191,215
	Leisure Products – 0.9%
20,747	Brunswick Corporation	1,174,488
	Life Sciences Tools & Services – 2.0%
28,482	Accelerate Diagnostics Inc.	747,653
31,144	Cambrex Corporation, (2)	1,899,784
	Total Life Sciences Tools & Services	2,647,437
	Machinery – 2.5%
50,372	NN, Inc.	1,395,304
94,553	Welbilt Incorporation	1,842,838
	Total Machinery	3,238,142
	Media – 1.4%
30,422	Meredith Corporation	1,808,588
NUVEEN      39

Nuveen Small Cap Select Fund (continued)
Portfolio of Investments	July 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Mortgage Real Estate Investment Trust – 1.4%
212,544	MFA Mortgage Investments, Inc.	$ 1,804,499
	Oil, Gas & Consumable Fuels – 2.1%
159,172	Callon Petroleum Company Del, (2)	1,801,827
59,631	Carrizo Oil & Gas, Inc., (2)	939,785
	Total Oil, Gas & Consumable Fuels	2,741,612
	Paper & Forest Products – 1.5%
84,811	KapStone Paper and Packaging Corp	1,938,779
	Personal Products – 0.8%
39,300	e.l.f. Beauty, Inc.	997,041
	Pharmaceuticals – 0.4%
43,187	Horizon Pharma Inc., (2)	517,380
	Professional Services – 1.4%
52,853	Korn Ferry International	1,767,933
	Road & Rail – 2.4%
16,934	Genesee & Wyoming Inc.	1,103,419
55,200	Knight Transportation Inc.	1,967,880
	Total Road & Rail	3,071,299
	Semiconductors & Semiconductor Equipment – 4.2%
26,500	Microsemi Corporation	1,380,120
19,793	MKS Instruments Inc.	1,655,684
59,400	Semtech Corporation	2,352,240
	Total Semiconductors & Semiconductor Equipment	5,388,044
	Software – 4.4%
27,731	CommVault Systems, Inc.	1,651,381
13,698	Proofpoint, Incorporated	1,167,618
94,832	Synchronoss Technologies, Inc.	1,600,764
35,000	Varonis Systems Inc.	1,303,750
	Total Software	5,723,513
	Textiles, Apparel & Luxury Goods – 1.2%
38,638	Steven Madden Limited	1,584,158
	Thrifts & Mortgage Finance – 1.7%
127,652	Radian Group Inc.	2,223,698
	Trading Companies & Distributors – 1.3%
73,875	BMC Stock Holdings Inc.	1,625,250
	Total Long-Term Investments (cost $105,789,286)	127,974,876

40      NUVEEN

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 3.2%
	MONEY MARKET FUNDS – 3.2%
4,091,748	First American Government Obligations Fund, Class X, 0.910%, (4), (5)	$ 4,091,748
	Total Investments Purchased with Collateral from Securities Lending (cost $4,091,748)	4,091,748

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 2.4%
	MONEY MARKET FUNDS – 2.4%
3,137,466	First American Government Obligations Fund, Class Z, 0.887%, (4)	$ 3,137,466
	Total Short-Term Investments (cost $3,137,466)	3,137,466
	Total Investments (cost $113,018,500) – 104.3%	135,204,090
	Other Assets Less Liabilities – (4.3)%	(5,557,641)
	Net Assets – 100%	$ 129,646,449
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –  Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$127,974,876	$ —	$ —	$127,974,876
Investments Purchased with Collateral from Securities Lending	4,091,748	—	—	4,091,748
Short-Term Investments:
Money Market Funds	3,137,466	—	—	3,137,466
Total	$135,204,090	$ —	$ —	$135,204,090
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of July 31, 2017, the cost of investments was $114,792,373.
NUVEEN      41

Nuveen Small Cap Select Fund (continued)
Portfolio of Investments	July 31, 2017 (Unaudited)
Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2017, were as follows:
Gross unrealized:
Appreciation	$26,110,823
Depreciation	(5,699,106)
Net unrealized appreciation (depreciation) of investments	$20,411,717
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $3,931,273.
(4)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
42      NUVEEN

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: September 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: September 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: September 29, 2017